Accounts payable and accrued liabilities (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Vendor payables	$ 7	$ 44
Interest rate		6.69%
Liabilities that are part of the arrangements		150 days
Amount owed		$ 211